Fair Value Measurements and Financial Instruments - Credit Risk (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Concentration Risk [Line Items]
Derivative instruments in net liability positions	CAD 57	CAD 37
Additional collateral to counterparties	CAD 57
Concentration of credit risk | Three customers | Revenue | ITC
Concentration Risk [Line Items]
Concentration risk percentage	69.00%